Expense Example, No Redemption - FidelitySmallCapValueFund-AMCIZPRO - FidelitySmallCapValueFund-AMCIZPRO - Fidelity Small Cap Value Fund	Sep. 29, 2023 USD ($)
Fidelity Advisor Small Cap Value Fund - Class A
Expense Example, No Redemption:
1 Year	$ 700
3 Years	963
5 Years	1,247
10 Years	2,053
Fidelity Advisor Small Cap Value Fund - Class C
Expense Example, No Redemption:
1 Year	209
3 Years	646
5 Years	1,108
10 Years	2,195
Fidelity Advisor Small Cap Value Fund - Class M
Expense Example, No Redemption:
1 Year	501
3 Years	819
5 Years	1,160
10 Years	2,120
Fidelity Advisor Small Cap Value Fund - Class I
Expense Example, No Redemption:
1 Year	105
3 Years	328
5 Years	569
10 Years	1,259
Fidelity Advisor Small Cap Value Fund - Class Z
Expense Example, No Redemption:
1 Year	92
3 Years	287
5 Years	498
10 Years	$ 1,108